SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 20,707,707	$ 14,847,902	$ 17,584,454
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	13,621,337	10,063,227	11,253,079
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 7,086,370	$ 4,784,675	$ 6,331,375